ACQUISITION OF DECAHEDRON, LTD. (Details)	Dec. 31, 2017 USD ($)
Intangible assets	$ 50,000
Decahedron Ltd [Member] | Preliminary Allocation as of February 10, 2017 [Member]
Current assets	6,537
Intangible assets	50,000
Other assets	305,400
Total assets acquired	361,937
Liabilities assumed:
Debt	804,819
Total liabilities assumed	804,819
Net assets acquired	(442,882)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000
Goodwill	1,921,882
Decahedron Ltd [Member] | Allocation Adjustments [Member]
Current assets
Intangible assets
Other assets	(216,562)
Total assets acquired	(216,562)
Liabilities assumed:
Debt	(188,560)
Total liabilities assumed	(188,560)
Net assets acquired	(28,002)
Consideration:
Value of Common Stock Issued at Acquisition
Goodwill	28,002
Decahedron Ltd [Member] | Final Allocation [Member]
Current assets	6,537
Intangible assets	50,000
Other assets	88,838
Total assets acquired	145,375
Liabilities assumed:
Debt	616,259
Total liabilities assumed	616,259
Net assets acquired	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000
Goodwill	$ 1,949,884